UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    November 13, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	53

Form 13F Information Table Value Total:   	$120,434



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Corp             COM              00209A106     1359   166121 SH       SOLE                   166121
Ace Ltd                        COM              G0070K103     3415   103225 SH       SOLE                   103225
Allstate Corp                  COM              020002101     4005   109626 SH       SOLE                   109626
Alltel Corp                    COM              020039103     3657    78923 SH       SOLE                    78923
AmerisourceBergen Corp         COM              03073E105     3296    60974 SH       SOLE                    60974
Aventis                        COM              053561106     1737    33220 SH       SOLE                    33220
BP Amoco PLC Spons ADR F       COM              055622104      350     8312 SH       SOLE                     8312
Bank One Corp                  COM              06423A103     2061    53313 SH       SOLE                    53313
Berkshire Hathaway-Cl B        COM              084670207     1405      563 SH       SOLE                      563
Boeing Co                      COM              097023105     1964    57205 SH       SOLE                    57205
Bristol-Myers Squibb           COM              110122108     3044   118631 SH       SOLE                   118631
Burlington Resources           COM              122014103     3325    68974 SH       SOLE                    68974
ChevronTexaco                  COM              166764100     3041    42562 SH       SOLE                    42562
Citigroup Inc                  COM              172967101      379     8330 SH       SOLE                     8330
Dell Inc                       COM              24702R101     1537    46000 SH       SOLE                    46000
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1521    41549 SH       SOLE                    41549
Fifth Third Bancorp            COM              316773100      202     3630 SH       SOLE                     3630
FleetBoston Financial Corp     COM              339030108     3648   121000 SH       SOLE                   121000
Fortune Brands                 COM              349631101     2970    52334 SH       SOLE                    52334
General Electric               COM              369604103      473    15870 SH       SOLE                    15870
Honeywell Inc                  COM              438516106     1789    67885 SH       SOLE                    67885
Intel Corp                     COM              458140100     1696    61625 SH       SOLE                    61625
Intl Bus Machines              COM              459200101      376     4253 SH       SOLE                     4253
Ivax Corp                      COM              465823102     3398   173350 SH       SOLE                   173350
Johnson & Johnson              COM              478160104      339     6840 SH       SOLE                     6840
Kerr-Mcgee Corp                COM              492386107     4048    90675 SH       SOLE                    90675
Kimberly Clark                 COM              494368103     2866    55855 SH       SOLE                    55855
Kroger                         COM              501044101     3653   204425 SH       SOLE                   204425
Laboratory Corp                COM              50540R409     1829    63725 SH       SOLE                    63725
Liberty Media                  COM              530718105     2958   296725 SH       SOLE                   296725
MB Financial Inc               COM              55264U108      354     7975 SH       SOLE                     7975
Morgan Stanley Dean Witter Dis COM              617446448     1318    26125 SH       SOLE                    26125
Motorola                       COM              620076109     2391   200080 SH       SOLE                   200080
National Semiconductor Corp    COM              637640103     2904    89920 SH       SOLE                    89920
News Corp                      COM              652487703     3815   116325 SH       SOLE                   116325
Northrop Corp                  COM              666807102     2049    23760 SH       SOLE                    23760
Novartis AG Sponsored ADR      COM              66987V109     3309    85185 SH       SOLE                    85185
Nuveen Quality Preferred Incom COM              67072C105     2244   148800 SH       SOLE                   148800
Pfizer Inc                     COM              717081103      262     8618 SH       SOLE                     8618
Preferred Income Opportunities COM              74037H104     2377   192610 SH       SOLE                   192610
Sara Lee Corp                  COM              803111103     2863   155940 SH       SOLE                   155940
Target Corp                    COM              87612E106     2351    62478 SH       SOLE                    62478
Texas Instruments              COM              882508104     3138   137650 SH       SOLE                   137650
Time Warner Inc                COM              887317105     2995   198235 SH       SOLE                   198235
Tyco Intl                      COM              902124106     2300   112590 SH       SOLE                   112590
Unisys Corp                    COM              909214108     4287   316830 SH       SOLE                   316830
UnumProvident Corporation      COM              91529Y106     1827   123695 SH       SOLE                   123695
Utility Sector Spdr            COM              81369Y886     4920   224640 SH       SOLE                   224640
Wal-Mart                       COM              931142103     3701    66271 SH       SOLE                    66271
Walt Disney Co                 COM              254687106     2768   137220 SH       SOLE                   137220
Washington Mutual Inc          COM              939322103     1472    37386 SH       SOLE                    37386
Whirlpool Corp                 COM              963320106      451     6657 SH       SOLE                     6657